Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	£ 757	£ 817
Customer redress
Disclosure of other provisions [line items]
Provisions	18	21
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	54	59
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	91	126
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	452	473
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 142	£ 138